10. Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [absract]
Schedule of inventories	10. Inventories
	2019	2018
Consumables	14,274	14,848
Parts and maintenance materials	184,939	165,293
Total	199,213	180,141

Schedule of changes in the provision for obsolescence

The changes in the provision for obsolescence are as follows:

	2019	2018
Balances at the Beginning of the Period	(12,808)	(12,509)
Additions	(2,168)	(5,023)
Write-offs	674	4,724
Balances at the End of the Period	(14,302)	(12,808)